SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM LOANS
12.	SHORT-TERM AND LONG-TERM LOANS

	December 31, 2013	December 31, 2012
- R4.5 billion Facilities(a)	192.5	—
- Bridge Loan Facilities(b)	—	—
- Long-term credit facilities(c)	—	350.1
- Short-term credit facilities(d)	—	142.4

	192.5	492.5
Short-term loans and current portion of long-term loans	(48.3)	—

Long-term loans	144.2	492.5

(a)	R4.5 billion Facilities

On December 13, 2013, Sibanye cancelled and replaced the Bridge Loan Facilities by drawing $207.4 million (R2 billion) under new R4.5 billion Facilities, or the R4.5 billion Facilities, the balance may be applied to ongoing capital expenditure, working capital and general corporate expenditure requirements, where required.

Terms of the R4.5 billion Facilities
Facility:	- R2.5 billion revolving credit facility, or RCF
- R2.0 billion term loan facility, or Term Loan
Interest rate:	JIBAR (Quoted at 5.22% at year-end)
Interest rate margin:	- RCF: 2.85% (Repricing possible if Sibanye is released as guarantor under the Notes, refer to note 11)
- Term Loan: 2.75% (Repricing possible if Sibanye is released as guarantor under the Notes, refer to note 11)
Term of loan:	Three years
Repayment period:	The Term Loan will be repaid in equal six-monthly instalments of R250 million ($24.2 million), with the R750 million ($72.5 million) balance due for settlement on final maturity, being December 13, 2016.
Security:	Sibanye has lodged and registered a security package for its obligation under the R4.5 billion Facilities. The security package includes a cession over certain bank accounts, accounts receivables, certain insurance policies proceeds, material contracts, shares in material subsidiaries and a general notarial bond over movable assets on the mine properties. Sibanye will also have to register mortgage bonds over substantially all of the properties (excluding mining rights) covering the Driefontein mining operation, and special notarial bonds over the gold plants and head gears of the Driefontein mining operation.

	December 31, 2013	December 31, 2012
Loan advanced	207.4	—
Translation	(14.9)	—

Closing balance	192.5	—

Reconciliation of facilities:
Term loan	192.5	—
RCF	—	—

	192.5	—

(b)	Bridge Loan Facilities

On November 28, 2012, Sibanye entered into a R6.0 billion Term Loan and RCF, or the Bridge Loan Facilities, reducing to R5.0 billion as detailed below.

Terms of the Bridge Loan Facilities
Facility:	- R2.0 billion RCF, or Facility A, increased to R3.0 billion after it was amended in July 2013
- R4.0 billion term loan facility, or Facility B, reduced to R3.0 billion after it was amended in July 2013
- Facility A and B would have reduced to R2.5 billion on the earliest of the Group declaring a final dividend in respect of 2013 or 12 months after the Spin-off date
Interest rate:	JIBAR
Interest rate margin:	- 3.0% for 12 months after the Spin-off
- 3.5% for last six months of the facilities

- If Sibanye was not released as guarantor under the Notes within six months of the Spin-off, being August 18, 2013, the margin would have increased to 3.25% and 3.75% for the seven to 12 month and 13 to 18 month periods after the Spin-off, respectively.

Term of loan:	18 months after the Spin-off date
Repayment period:	Full payment of the outstanding amount on maturity of the loan, being August 18, 2014.
Cancellation:	These facilities were repaid and cancelled on December 13, 2013.

	December 31, 2013	December 31, 2012
Loan advanced	476.0	—
Loans repaid	(476.0)	—

Closing balance	—	—

(c)	Long-term credit facilities

Sibanye and GFO (collectively the “Borrowers”) entered into various revolving credit facilities with some of the major banks in South Africa with tenors between three and five years. The purpose of these facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings.

Terms of the long-term credit facilities
Facility:	- R1.0 billion RCF entered into on December 9, 2009
- R500.0 million RCF entered into on March 8, 2010
- R2.0 billion RCF entered into on December 15, 2011
Interest rate:	JIBAR
Interest rate margin:	- R1.0 billion RCF: 3.00%
- R500.0 million RCF: 2.85%
- R2.0 billion RCF: 1.95%
Term of loan:	- R1.0 billion RCF maturing on June 30, 2013, being 3.5 years
- R500.0 million RCF maturing on March 10, 2013, being three years
- R2.0 billion RCF maturing on December 19, 2016, being five years
Repayment period:	Full payment of outstanding amounts on maturity
Guarantors:	Gold Fields and certain of its subsidiaries: GF Holdings, GFO, Orogen, Newshelf 899 Proprietary Limited, or Newshelf, and Sibanye
Cancellation:	These facilities were repaid and cancelled on February 18, 2013.

During fiscal 2012, Sibanye was also a borrower under the two Gold Fields group revolving credit facilities totaling $1.5 billion. Sibanye never utilized the facilities and they were cancelled on February 15, 2013.

	December 31, 2013	December 31, 2012
Opening balance	350.1	—
Loan advanced	52.1	366.3
Loans repaid	(364.6)	—
Translation	(37.6)	(16.2)

Closing balance	—	350.1

(d)	Short-term credit facilities

Sibanye utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements at its operations.

These facilities had no fixed terms, were short-term in nature and interest rates were market related. Borrowings under these facilities were guaranteed by Gold Fields.

On the date of the Spin-off, these facilities were refinanced by drawing down under the Bridge Loan Facilities as detailed in (b).

	December 31, 2013	December 31, 2012
Opening balance	142.4	—
Loan advanced	57.3	149.0
Loan repaid	(184.4)	—
Translation	(15.3)	(6.6)

Closing balance	—	142.4

(e)	Debt maturity

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2013 is tabulated below:

Maturity	December 31, 2013	December 31, 2012
within one year	48.4	—
later than one year and not later than two years	48.4	492.5
later than two years and not later than three years	95.7	—

	192.5	492.5

$259 million of the $492.5 million has been reclassified to long term at December 31, 2012, even though they are considered short term under the Long-term Rand revolving credit facilities(a) and Short-term Rand facilities(b) as the Group had the ability to refinance these facilities as detailed in the Rand bridge loan facilities (c) prior to the issuance of the financial statements. The facilities were refinanced on February 18, 2012.